Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥)	Sep. 30, 2021	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 9,932,000,000,000	¥ 11,997,000,000,000
Fair value of derivative liabilities	9,426,000,000,000	11,714,000,000,000
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	87,000,000,000
Fair value of derivative liabilities	17,000,000,000
Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	6,430,000,000,000	7,718,000,000,000
Fair value of derivative liabilities	6,138,000,000,000	7,361,000,000,000
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	3,154,000,000,000	3,910,000,000,000
Fair value of derivative liabilities	2,950,000,000,000	4,027,000,000,000
Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	216,000,000,000	231,000,000,000
Fair value of derivative liabilities	238,000,000,000	237,000,000,000
Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	24,000,000,000	27,000,000,000
Fair value of derivative liabilities	24,000,000,000	27,000,000,000
Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	95,000,000,000	94,000,000,000
Fair value of derivative liabilities	116,000,000,000	109,000,000,000
Other—net
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	13,000,000,000	17,000,000,000
Fair value of derivative liabilities	(40,000,000,000)	(47,000,000,000)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	9,931,000,000,000	11,997,000,000,000
Fair value of derivative liabilities	9,424,000,000,000	11,709,000,000,000
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	6,430,000,000,000	7,718,000,000,000
Fair value of derivative liabilities	6,138,000,000,000	7,361,000,000,000
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	3,153,000,000,000	3,910,000,000,000
Fair value of derivative liabilities	2,948,000,000,000	4,022,000,000,000
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	216,000,000,000	231,000,000,000
Fair value of derivative liabilities	238,000,000,000	237,000,000,000
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	24,000,000,000	27,000,000,000
Fair value of derivative liabilities	24,000,000,000	27,000,000,000
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	95,000,000,000	94,000,000,000
Fair value of derivative liabilities	116,000,000,000	109,000,000,000
Not designated as hedges | Other—net
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	13,000,000,000	17,000,000,000
Fair value of derivative liabilities	(40,000,000,000)	(47,000,000,000)
Designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	1,000,000,000	0
Fair value of derivative liabilities	2,000,000,000	5,000,000,000
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	1,000,000,000	0
Fair value of derivative liabilities	2,000,000,000	5,000,000,000
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Other—net
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	¥ 0	¥ 0